Note 5 - Investments - Investments Held (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Equity securities	$ 1,408	$ 1,742	$ 2,435
Warrants		39	$ 661
Investments	$ 1,408	$ 1,781